Borrowings - Additional Information (Detail) (USD $)			1 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended						12 Months Ended
	May 31, 2012	May 31, 2011	Jun. 29, 2012 New Credit Facility	Jun. 29, 2012 New Credit Facility Maximum	Jun. 29, 2012 New Credit Facility Minimum	Oct. 09, 2009 Unsecured Six Point One Two Five Percent Senior Note due October Fifteen, Twenty Nineteen	May 31, 2012 Unsecured Six Point One Two Five Percent Senior Note due October Fifteen, Twenty Nineteen		May 31, 2011 Unsecured Six Point One Two Five Percent Senior Note due October Fifteen, Twenty Nineteen		May 27, 2011 Unsecured Six Point One Two Five Percent Senior Note due October Fifteen, Twenty Nineteen	Apr. 07, 2009 Accounts Receivable Securitization program	May 31, 2011 Accounts Receivable Securitization program	Oct. 09, 2009 Accounts Receivable Securitization program	Apr. 07, 2009 Accounts Receivable Securitization program Before Amendment	May 27, 2011 General Purpose Enhancements	Jan. 05, 2011 Revolving Credit Facilities	May 31, 2012 Revolving Credit Facilities		May 31, 2011 Revolving Credit Facilities		Jan. 05, 2011 Revolving Credit Facilities Swingline Loans	Jan. 05, 2011 Revolving Credit Facilities Letter of Credit	May 31, 2012 Unsecured Six Point Seven Zero Percent Senior Notes due November One, Twenty Fifteen		May 31, 2011 Unsecured Six Point Seven Zero Percent Senior Notes due November One, Twenty Fifteen
Debt Disclosure [Line Items]
Maturities of long-term debt in 2013	$ 2,600,000
Maturities of long-term debt in 2014	201,300,000
Maturities of long-term debt in 2015	50,200,000
Maturities of long-term debt in 2016	151,300,000
Maturities of long-term debt in 2017	600,000
Maturities of long-term debt thereafter	709,500,000
Unused lines of credit	497,200,000
Liquidity available	813,100,000
Consolidated indebtedness	48.50%	46.70%		60.00%									60.00%				60.00%
Debt	1,115,536,000	1,108,853,000				300,000,000	460,688,000	[1]	461,859,000	[1]	150,000,000							48,797,000	[2]	40,943,000	[2]			150,000,000	[3]	150,000,000	[3]
Debt, interest rate						6.125%	6.125%	[1]	6.125%	[1]														6.70%	[3]	6.70%	[3]
Debt, due date						Oct. 15, 2019	Oct. 15, 2019	[1]	Oct. 15, 2019	[1]					May 07, 2009			Jan. 05, 2015	[2]	Jan. 05, 2015	[2]			Nov. 01, 2015	[3]	Nov. 01, 2015	[3]
Net proceeds from the offering of notes						163,700,000								120,000,000
Unsecured senior note offering price											108.09%
Debt instrument yield to maturity											4.934%
Net proceeds used for general corporate purposes																162,100,000
Credit facility borrowing capacity			600,000,000														400,000,000	400,000,000				35,000,000	100,000,000
Additional credit facility borrowing capacity																	100,000,000
Credit facility expiration date			Jun. 29, 2017														Jan. 05, 2015
Credit facility maturity period			5 years														4 years
Minimum required consolidated interest coverage ratio for EBITDA to interest													3.5				3.50
Leverage ratio																		48.70%
Interest coverage ratio					3.50													7.04
Credit facility borrowing potential maximum capacity			800,000,000
Accounts receivable from securitization												150,000,000			125,000,000
Debt, maturity period												3 years
Increase in liquidity												$ 25,000,000
Pricing based on LIBOR margin rate													1.00%
Debt instrument incremental interest rate due to default													1.25%
Debt rating													This margin will increase to 1.25% if we do not maintain our public debt rating of at least BB+/Ba1/BB+ from any two of Standard & Poor's, Moody's or Fitch.
Effective euro fixed-rate borrowing	5.31%																							5.31%

[1]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million and $0.3 million at May 31, 2012 and 2011, respectively. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $11.0 million and $12.1 million at May 31, 2012 and 2011, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
[2]	Interest was tied to euro LIBOR and AUD LIBOR at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt and AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2011, and averaged 2.80% and 3.90%, respectively, for euro denominated debt.
[3]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.